SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32548)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]
and

REGISTRATION STATEMENT (811-5972) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 84	[X]

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482 (Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filling pursuant to paragraph (b)
[X] on March 13, 2012, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on April 28, 2012 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 13th day of March, 2012.

VANGUARD INTERNATIONAL EQUITY FUNDS

BY:___________/s/ F. William McNabb III*

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	March 13, 2012
Officer
F. William McNabb III
/s/ Emerson U. Fullwood*	Trustee	March 13, 2012
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	March 13, 2012
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	March 13, 2012
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 13, 2012
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 13, 2012
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	March 13, 2012
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	March 13, 2012
Alfred M. Rankin, Jr.
/s/ J. Lawrence Wilson*	Trustee	March 13, 2012
J. Lawrence Wilson
/s/ Thomas J. Higgins*	Chief Financial Officer	March 13, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see File Number 33-23444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE